LOSS PER SHARE	6 Months Ended
Jun. 30, 2021
LOSS PER SHARE

17. LOSS PER SHARE

Loss per share is calculated as follows:

	For the six months	For the six months	For the six months
	ended June 30,	ended June 30,	ended June 30,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Numerator:

Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	362,696,339	(120,550,369)	(18,670,875)
Change in redeemable noncontrolling interest	(738,246)	—	—
Net loss attributable to ordinary shareholders	361,958,093	(120,550,369)	(18,670,875)

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	115,876,017	337,171,164	337,171,164

Loss per share
- Basic and diluted	3.12	(0.37)	(0.06)

The Company had 4,200,645 and 423,574 stock options, warrants and non-vested shares outstanding as of December 31, 2020 and June 30, 2021, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.